Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	MARCH 1, 2024SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:HARTFORD GLOBAL IMPACT FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED MARCH 1, 2024This Supplement contains new and additional information regarding the Hartford Global Impact Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective immediately, the Hartford Global Impact Fund (the “Fund”) will no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. As a result, in the section entitled “Principal Investment Strategy” in the above referenced Summary Prospectus and in the section entitled “Hartford Global Impact Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the last paragraph is deleted in its entirety effective immediately.This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
Hartford Global Impact Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	MARCH 1, 2024SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:HARTFORD GLOBAL IMPACT FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED MARCH 1, 2024This Supplement contains new and additional information regarding the Hartford Global Impact Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective immediately, the Hartford Global Impact Fund (the “Fund”) will no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. As a result, in the section entitled “Principal Investment Strategy” in the above referenced Summary Prospectus and in the section entitled “Hartford Global Impact Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the last paragraph is deleted in its entirety effective immediately.This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.